COMMITMENTS AND CONTINGENCIES (Details)	Dec. 31, 2018 USD ($)
Contractual Obligations, Less than one year	$ 24,082,433
Contractual Obligations, One to two years	29,888,255
Contractual Obligations, Two to three years	16,457,448
Contractual Obligations, Three to four years	4,095
Contractual Obligations, Four to five years	4,095
Purchase of plasma commitment [Member]
Contractual Obligations, Less than one year	14,018,867	[1]
Contractual Obligations, One to two years	27,925,833	[1]
Contractual Obligations, Two to three years	16,290,070	[1]
Contractual Obligations, Three to four years	0	[1]
Contractual Obligations, Four to five years	0	[1]
Capital commitment [Member]
Contractual Obligations, Less than one year	9,214,835
Contractual Obligations, One to two years	1,023,871
Contractual Obligations, Two to three years	0
Contractual Obligations, Three to four years	0
Contractual Obligations, Four to five years	0
Operating lease commitment [Member]
Contractual Obligations, Less than one year	848,731
Contractual Obligations, One to two years	938,551
Contractual Obligations, Two to three years	167,378
Contractual Obligations, Three to four years	4,095
Contractual Obligations, Four to five years	$ 4,095

[1]	See Note 10.